Subsequent Events (Details) t in Millions, $ in Millions	Mar. 16, 2026 USD ($)	Mar. 10, 2026 t	Dec. 31, 2025 USD ($)
Taurus Mining Finance | Senior Secured Bridge Loan Facility
Subsequent Events [Line Items]
Borrowings			$ 20.0
Loans and advances	$ 21.7
Expropriation of major assets by government
Subsequent Events [Line Items]
Exclusitivity period to evaluate technical and economic potential		14 months
Scoping phase		30 days
Number of tonnes | t		140
Entering into significant commitments or contingent liabilities | Taurus Mining Finance | Senior Secured Bridge Loan Facility
Subsequent Events [Line Items]
Borrowings	$ 5.0